Leases (Details Narrative)		12 Months Ended
	Oct. 08, 2021 USD ($) ft²	Sep. 30, 2025	Sep. 30, 2024
Weighted-average remaining lease term		1 year	2 years
Weighted-average discount rate		4.80%	4.80%
Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Annual rent	$ 60,742
Area of office space leased | ft²	27,147
Prepaid total rent	$ 358,120